UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2011

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 55.6%
   FFCB
      0.187%, 10/26/10 (A)                     $        40,000   $        40,000
      0.200%, 11/23/10 (A)                              10,000            10,000
      0.210%, 01/04/11 (A)                              24,500            24,500
      0.305%, 01/28/11 (A)                              13,375            13,387
      0.260%, 04/20/11 (A)                              10,000            10,000
   FHLB
      0.500%, 10/29/10                                  25,000            25,000
      0.220%, 12/03/10 (A)                              40,000            39,993
      0.570%, 04/13/11                                  10,000            10,000
   FHLMC
      0.140%, 05/24/10 (B)                              50,000            49,996
      0.210%, 08/09/10 (B)                              25,000            24,985
   FNMA
      0.301%, 12/20/10 (B)                              25,000            24,951
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $272,812 (000))                                              272,812
                                                                 ---------------
CORPORATE BONDS -- 3.4%
   General Electric Capital
      0.884%, 12/09/10                                  10,445            10,491
      0.335%, 03/11/11                                   6,000             6,011
                                                                 ---------------
   TOTAL CORPORATE BONDS
      (COST $16,502 (000))                                                16,502
                                                                 ---------------
REPURCHASE AGREEMENTS (C) -- 41.0%
   Bank of America
      0.190%, dated 04/30/10,
      to be repurchased on 05/03/10,
      repurchase price $100,001,583
      (collateralized by a U.S.
      government obligation,
      par value $101,713,400,
      1.375%, 01/15/13, with total
      market value $102,000,055)                       100,000           100,000

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
   South Street
      0.200%, dated 04/30/10,
      to be repurchased on 05/03/10,
      repurchase price $101,236,671
      (collateralized by various U.S.
      government obligations,
      ranging in par value
      $68,000 - $29,814,447,
      1.750% - 7.000%, 06/15/12 -
      06/01/38, with total
      market value $103,259,684)               $       101,235   $       101,235
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (COST $201,235 (000))                                              201,235
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.0%
      (COST $490,549 (000)) +                                    $       490,549
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $490,464 (000).

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AT APRIL 30, 2010.

(B) DISCOUNT NOTE -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE..

(C)  TRI-PARTY REPURCHASE AGREEMENT.

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 2 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-007-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
CORPORATE BONDS -- 29.5%
   Aerospace & Defense -- 2.7%
      General Dynamics
         4.500%, 08/15/10                      $         1,000   $         1,011
      Honeywell International
         5.300%, 03/01/18                                1,400             1,514
      United Technologies
         4.500%, 04/15/20                                1,000             1,027
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                               3,552
                                                                 ---------------
   Agriculture -- 1.6%
      Cargill (A)
         4.375%, 06/01/13                                2,000             2,095
                                                                 ---------------
   TOTAL AGRICULTURE                                                       2,095
                                                                 ---------------
   Banks -- 0.8%
      Citigroup
         5.300%, 01/07/16                                1,000             1,021
                                                                 ---------------
   TOTAL BANKS                                                             1,021
                                                                 ---------------
   Building & Construction -- 1.2%
      CRH America
         8.125%, 07/15/18                                1,300             1,560
                                                                 ---------------
   TOTAL BUILDING & CONSTRUCTION                                           1,560
                                                                 ---------------
   Chemicals -- 0.8%
      Dow Chemical
         6.000%, 10/01/12                                1,000             1,090
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,090
                                                                 ---------------
   Coatings/Paint -- 0.4%
      Sherwin-Williams
         3.125%, 12/15/14                                  500               506
                                                                 ---------------
   TOTAL COATINGS/PAINT                                                      506
                                                                 ---------------
   Electrical Services & Equipment -- 0.7%
      Pacificorp
         6.900%, 11/15/11                                  793               861
                                                                 ---------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                     861
                                                                 ---------------
   Electrical Utilities -- 0.8%
      Northeast Utilities
         5.650%, 06/01/13                                1,000             1,070
                                                                 ---------------
   TOTAL ELECTRICAL UTILITIES                                              1,070
                                                                 ---------------

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
   Entertainment -- 3.2%
      DIRECTV Holdings (A)
         5.200%, 03/15/20                      $         1,500   $         1,513
      Viacom
         5.625%, 09/15/19                                1,500             1,588
      Walt Disney
         4.500%, 12/15/13                                1,000             1,083
                                                                 ---------------
   TOTAL ENTERTAINMENT                                                     4,184
                                                                 ---------------
   Financial Services -- 6.6%
      American Honda Finance (A)
         3.500%, 03/16/15                                  500               501
      Boeing Capital
         6.500%, 02/15/12                                1,000             1,094
      Ford Motor Credit
         7.375%, 02/01/11                                  650               665
      General Electric Capital
         6.875%, 11/15/10                                  500               516
      Lehman Brothers Holdings (B)
         6.875%, 05/02/18                                1,500               334
      Merrill Lynch
         6.050%, 05/16/16                                1,000             1,034
      Morgan Stanley
         5.550%, 04/27/17                                  970               975
      New York Life Global
         Funding (A)
         4.600%, 04/15/13                                1,600             1,708
      Simon Property Group REIT
         5.600%, 09/01/11                                1,500             1,554
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                8,381
                                                                 ---------------
   Food, Beverage & Tobacco -- 0.6%
      Campbell Soup
         6.750%, 02/15/11                                  500               524
   PepsiCo
         3.100%, 01/15/15                                  250               255
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            779
                                                                 ---------------
   Household Products -- 1.9%
      Procter & Gamble
         1.375%, 08/01/12                                2,500             2,514
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                2,514
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
   Industrials -- 0.8%
      Praxair
         2.125%, 06/14/13                      $         1,100   $         1,106
                                                                 ---------------
   TOTAL INDUSTRIALS                                                       1,106
                                                                 ---------------
   Medical Products & Services -- 1.7%
      Humana
         7.200%, 06/15/18                                1,425             1,572
   Medco Health Solutions
         7.250%, 08/15/13                                  500               571
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,143
                                                                 ---------------
   Oil Exploration & Production -- 0.7%
      Anadarko Petroleum
         5.000%, 10/01/12                                  850               909
                                                                 ---------------
   TOTAL OIL EXPLORATION & PRODUCTION                                        909
                                                                 ---------------
   Printing & Publishing -- 0.8%
      Gannett
         5.750%, 06/01/11                                1,000             1,022
                                                                 ---------------
   TOTAL PRINTING & PUBLISHING                                             1,022
                                                                 ---------------
   Retail -- 1.3%
      Target
         5.375%, 05/01/17                                1,000             1,098
   Yum! Brands
         6.250%, 04/15/16                                  500               565
                                                                 ---------------
   TOTAL RETAIL                                                            1,663
                                                                 ---------------
   Telephones & Telecommunication -- 2.1%
      GTE
         6.840%, 04/15/18                                  445               498
      BellSouth
         6.000%, 10/15/11                                1,000             1,068
      SBC Communications
         5.875%, 08/15/12                                1,000             1,094
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,660
                                                                 ---------------
   Transportation Services -- 0.8%
      United Parcel Service
         3.875%, 04/01/14                                1,000             1,057
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                           1,057
                                                                 ---------------
   TOTAL CORPORATE
      BONDS (COST $37,290 (000))                                          38,173
                                                                 ---------------

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 20.6%
   FHLMC
      5.000%, 01/01/13                         $           467   $           483
      7.000%, 12/01/14                                       4                 4
      7.000%, 04/01/15                                       5                 6
      5.000%, 10/01/16                                     334               354
      5.500%, 08/01/21                                     540               580
      5.000%, 04/01/22                                     892               947
      5.000%, 04/01/23                                     614               650
      4.500%, 05/01/24                                   1,636             1,703
      5.500%, 10/01/36                                     861               911
   FNMA
      4.000%, 09/01/10                                     319               322
      4.500%, 07/01/18                                     601               634
      5.000%, 10/01/18                                     236               252
      5.000%, 12/01/18                                     294               314
      5.000%, 11/01/21                                   1,038             1,096
      4.500%, 07/01/24                                   2,205             2,294
      5.500%, 06/01/25                                   1,236             1,312
      7.500%, 12/01/30                                      14                15
      6.500%, 01/01/32                                     120               133
      5.500%, 10/01/34                                     392               416
      6.000%, 08/01/35                                   1,106             1,184
      5.500%, 01/01/36                                     816               861
      5.500%, 02/01/36                                     963             1,017
      5.500%, 04/01/36                                     852               900
      6.000%, 05/01/36                                     762               814
      6.000%, 07/01/36                                     593               633
      5.000%, 05/01/38                                   1,664             1,725
   GNMA
      7.500%, 08/15/12                                       4                 4
      7.500%, 09/15/13                                       3                 3
      6.500%, 09/15/13                                      11                12
      5.000%, 09/15/17                                     141               151
      5.000%, 12/15/17                                     256               274
      5.000%, 10/15/18                                      22                24
      5.000%, 11/15/18                                      22                24
      5.000%, 01/15/19                                     467               498
      4.500%, 02/15/20                                     801               845
      6.000%, 05/15/28                                       3                 3

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
   GNMA -- (continued)
      7.500%, 12/20/29                         $             2   $             3
      6.500%, 03/15/31                                      23                25
      6.500%, 07/15/31                                     391               432
      5.000%, 03/15/33                                      25                26
      5.000%, 04/15/33                                      17                17
      5.000%, 06/15/33                                      59                62
      6.000%, 09/15/34                                     276               299
      6.000%, 11/15/34                                     122               132
      6.000%, 12/15/34                                     158               172
      5.500%, 01/15/36                                   1,175             1,253
      5.500%, 04/15/36                                     745               794
      5.000%, 04/15/38                                   1,972             2,061
                                                                 ---------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (COST $25,307 (000))                                    26,674
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.9%
   FFCB
      4.450%, 06/01/15                                   2,500             2,702
      3.350%, 12/28/15                                   1,750             1,763
      5.540%, 11/07/16                                   1,500             1,698
   FHLB
      4.500%, 06/21/10                                   1,500             1,508
      5.250%, 06/10/11                                   3,000             3,145
      2.250%, 04/13/12                                   1,500             1,533
      5.000%, 12/09/16                                   1,000             1,100
   FHLMC
      5.125%, 08/23/10                                   2,000             2,030
      4.500%, 01/15/15                                   1,750             1,900
      5.250%, 04/18/16                                   1,000             1,115
   FNMA
      5.500%, 03/15/11                                   1,500             1,563
      5.000%, 02/13/17                                     500               549
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS (COST $19,561 (000))                                    20,606
                                                                 ---------------
MUNICIPAL BONDS -- 14.3%
   Arkansas State, Development
      Finance Authority
      5.210%, 04/01/23                                   1,020             1,034

                                                 FACE AMOUNT          VALUE
DESCRIPTION                                         (000)             (000)
-----------                                    ---------------   ---------------
   City & County of San
      Francisco, California
      4.600%, 06/15/20                         $         1,000   $         1,001
   City of Cape Coral, Florida
      6.369%, 10/01/24                                   1,500             1,518
   City of Dallas, Texas
      4.589%, 02/15/21                                   1,000             1,007
      4.489%, 02/15/20                                     500               504
      4.389%, 02/15/19                                     500               504
   City of Lafayette,
      Louisiana, Ser A
      7.230%, 03/01/34                                   1,000               989
   City of New York, New
      York, Ser Sub G-2
      3.500%, 03/01/16                                   1,500             1,502
   County of Guilford,
      North Carolina
      4.641%, 08/01/22                                   1,000             1,020
   County of Pierce,
      Washington
      4.700%, 08/01/21                                   1,085             1,098
   County of St. Louis,
      Missouri
      5.200%, 12/01/28                                   2,000             1,917
   Florida State Board of
      Education, Lottery Revenue
      5.540%, 07/01/21                                   1,000             1,005
      5.390%, 07/01/20                                     400               404
   Florida State Board of
      Education, Ser G
      4.650%, 06/01/20                                   1,500             1,524
   JEA, Florida Bulk Power
      Supply System
      4.900%, 10/01/20                                   1,000             1,001
   Pennsylvania State
      4.450%, 02/15/20                                   1,500             1,526
   State of California
      5.250%, 08/01/38                                   1,000             1,011
                                                                 ---------------
   TOTAL MUNICIPAL
      BONDS (COST $18,512 (000))                                          18,565
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
EXCHANGE TRADED FUNDS -- 12.0%
      iShares iBoxx High Yield Fund                     64,750   $         5,789
      iShares iBoxx Investment Grade
         Corporate Bond Fund                            90,685             9,732
                                                                 ---------------
   TOTAL EXCHANGE TRADED
      FUNDS (COST $14,569 (000))                                          15,521
                                                                 ---------------
CASH EQUIVALENTS -- 8.3%
   Hancock Horizon Government
      Money Market Fund, Trust
      Class Shares, 0.010% (C) (D)                   5,780,425             5,780
   SEI Daily Income Trust Prime
      Obligations Fund,
      Cl A, 0.080% (C)                               5,020,198             5,020
                                                                 ---------------
   TOTAL CASH EQUIVALENTS
      (COST $10,800 (000))                                                10,800
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.6%
      (COST $126,039 (000)) +                                    $       130,339
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $129,575 (000).

(A) 144A -- SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON APRIL 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,817 (000S), REPRESENTING 4.5% OF THE NET ASSETS.

(B)  SECURITY IS IN DEFAULT ON INTEREST PAYMENTS.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(D)  INVESTMENT IN AFFILIATED COMPANY.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $126,039 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,615 (000) AND $(1,315) (000), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE (000):

INVESTMENTS
IN SECURITIES           LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------------   -------   --------   -------   --------
Corporate Bonds         $    --   $ 38,173     $--     $ 38,173
U.S. Government
   Mortgage-Backed
   Obligations               --     26,674      --       26,674
U.S. Government
   Agency Obligations        --     20,606      --       20,606
Municipal Bonds              --     18,565      --       18,565
Exchage Traded Funds     15,521         --      --       15,521
Cash Equivalent          10,800         --      --       10,800
                        -------   --------     ---     --------
TOTAL INVESTMENTS
   IN SECURITIES        $26,321   $104,018     $--     $130,339
                        -------   --------     ---     --------

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-006-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
COMMON STOCK -- 97.6%
   Aerospace & Defense -- 6.6%
      L-3 Communications Holdings, Cl 3                 23,000   $         2,152
      Northrop Grumman                                  29,000             1,967
      Raytheon                                          46,000             2,682
      Rockwell Collins                                  40,000             2,600
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                               9,401
                                                                 ---------------
   Banks -- 3.1%
      JPMorgan Chase                                    47,000             2,001
      Wells Fargo                                       75,000             2,483
                                                                 ---------------
   TOTAL BANKS                                                             4,484
                                                                 ---------------
   Chemicals -- 6.3%
      E.I. du Pont de Nemours                           60,000             2,390
      International Flavors & Fragrances                39,000             1,954
      Lubrizol                                          25,000             2,258
      PPG Industries                                    34,000             2,393
                                                                 ---------------
   TOTAL CHEMICALS                                                         8,995
                                                                 ---------------
   Computers & Services -- 5.4%
      EMC *                                            130,000             2,471
      QLogic *                                         140,000             2,712
      Teradata *                                        89,000             2,587
                                                                 ---------------
   TOTAL COMPUTERS & SERVICES                                              7,770
                                                                 ---------------
   Containers & Packaging -- 1.5%
      Ball                                              42,000             2,235
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                            2,235
                                                                 ---------------
   Drugs -- 1.5%
      Bristol-Myers Squibb                              84,000             2,124
                                                                 ---------------
   TOTAL DRUGS                                                             2,124
                                                                 ---------------
   Electrical Utilities -- 5.6%
      Alliant Energy                                    60,000             2,052
      American Electric Power                           36,000             1,235
      DTE Energy                                        44,000             2,119
      OGE Energy                                        62,000             2,566
                                                                 ---------------
   TOTAL ELECTRICAL UTILITIES                                              7,972
                                                                 ---------------
   Entertainment -- 3.4%
      News, Cl A                                       140,000             2,159
      Walt Disney                                       75,000             2,763
                                                                 ---------------
   TOTAL ENTERTAINMENT                                                     4,922
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Financial Services -- 1.7%
      Ameriprise Financial                              52,000   $         2,411
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                2,411
                                                                 ---------------
   Food, Beverage & Tobacco -- 4.2%
      General Mills                                     28,000             1,993
      Sara Lee                                         135,000             1,920
      Tyson Foods, Cl A                                110,000             2,155
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          6,068
                                                                 ---------------
   Gas & Natural Gas -- 4.8%
      Oneok                                             45,000             2,211
      Spectra Energy                                   108,000             2,521
      Williams                                          91,000             2,148
                                                                 ---------------
   TOTAL GAS & NATURAL GAS                                                 6,880
                                                                 ---------------
   Household Products -- 3.0%
      Procter & Gamble                                  30,000             1,865
      Whirlpool                                         22,000             2,395
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                4,260
                                                                 ---------------
   Industrials -- 1.5%
      Carlisle                                          58,000             2,188
                                                                 ---------------
   TOTAL INDUSTRIALS                                                       2,188
                                                                 ---------------
   Insurance -- 9.4%
      American Financial Group                          83,000             2,443
      Lincoln National                                  64,000             1,958
      Reinsurance Group of America, Cl A                42,000             2,169
      Torchmark                                         45,000             2,409
      Travelers                                         38,000             1,928
      Unum Group                                       103,000             2,520
                                                                 ---------------
   TOTAL INSURANCE                                                        13,427
                                                                 ---------------
   Machinery -- 1.7%
      Illinois Tool Works                               47,570             2,431
                                                                 ---------------
   TOTAL MACHINERY                                                         2,431
                                                                 ---------------
   Managed Health Care -- 1.5%
      UnitedHealth Group                                70,000             2,122
                                                                 ---------------
   TOTAL MANAGED HEALTH CARE                                               2,122
                                                                 ---------------
   Medical Products & Services -- 3.0%
      Universal Health Services, Cl B                   56,000             2,078
      Zimmer Holdings *                                 36,000             2,193
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       4,271
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Metals & Mining -- 1.3%
      Freeport-McMoRan Copper & Gold                    25,000   $         1,888
                                                                 ---------------
   TOTAL METALS & MINING                                                   1,888
                                                                 ---------------
   Office Electronics -- 1.0%
      Xerox                                            133,000             1,450
                                                                 ---------------
   TOTAL OFFICE ELECTRONICS                                                1,450
                                                                 ---------------
   Paper & Paper Products -- 1.6%
      Bemis                                             75,000             2,281
                                                                 ---------------
   TOTAL PAPER & PAPER PRODUCTS                                            2,281
                                                                 ---------------
   Petroleum & Fuel Products -- 8.0%
      Apache                                            25,000             2,544
      Cimarex Energy                                    30,000             2,042
      Newfield Exploration *                            39,000             2,270
      Occidental Petroleum                              30,000             2,660
      Pioneer Natural Resources                         31,000             1,988
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        11,504
                                                                 ---------------
   Retail -- 11.1%
      Limited Brands                                    79,000             2,117
      Family Dollar Stores                              65,000             2,571
      Genuine Parts                                     59,000             2,525
      Kohl's *                                          41,000             2,255
      Mattel                                            59,000             1,360
      McDonald's                                        38,000             2,683
      VF                                                27,000             2,333
                                                                 ---------------
   TOTAL RETAIL                                                           15,844
                                                                 ---------------
   Semi-Conductors & Instruments -- 1.5%
      Applied Materials                                158,000             2,177
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     2,177
                                                                 ---------------
   Telephones & Telecommunication -- 3.7%
      AT&T                                              75,000             1,955
      CenturyTel                                        30,000             1,023
      Harris                                            44,000             2,265
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    5,243
                                                                 ---------------
   Transportation Services -- 3.3%
      Caterpillar                                       36,000             2,451
      CSX                                               40,000             2,242
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                           4,693
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Wholesale -- 1.9%
      AmerisourceBergen, Cl A                           87,000   $         2,684
                                                                 ---------------
   TOTAL WHOLESALE                                                         2,684
                                                                 ---------------
   TOTAL COMMON STOCK
      (COST $117,218 (000))                                              139,725
                                                                 ---------------
CASH EQUIVALENT -- 2.5%
      Hancock Horizon Government Money
         Market Fund, Trust Class Shares,
         0.010% (A) (B)                              3,505,523             3,506
                                                                 ---------------
   TOTAL CASH EQUIVALENT
      (COST $3,506 (000))                                                  3,506
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.1%
      (COST $120,724 (000)) +                                    $       143,231
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $143,094 (000).

*  NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL   - CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $120,724 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,347 (000) AND $(840) (000), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-001-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
COMMON STOCK -- 99.8%
   Aerospace & Defense -- 4.0%
      Alliant Techsystems *                             10,000   $           809
      ITT                                               20,000             1,112
      United Technologies                               14,000             1,049
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                               2,970
                                                                 ---------------
   Airlines -- 1.4%
      Southwest Airlines                                77,000             1,015
                                                                 ---------------
   TOTAL AIRLINES                                                          1,015
                                                                 ---------------
   Beauty Products -- 3.1%
      Estee Lauder, Cl A                                21,000             1,384
      NBTY *                                            22,000               895
                                                                 ---------------
   TOTAL BEAUTY PRODUCTS                                                   2,279
                                                                 ---------------
   Chemicals -- 4.9%
      Albemarle                                         27,000             1,233
      Ashland                                           20,000             1,191
      RPM International                                 54,000             1,192
                                                                 ---------------
   TOTAL CHEMICALS                                                         3,616
                                                                 ---------------
   Computers & Services -- 8.2%
      Apple *                                            6,000             1,567
      Corning                                           54,000             1,040
      Hewlett-Packard                                   25,000             1,299
      International Business Machines                    9,000             1,161
      Western Digital *                                 26,000             1,068
                                                                 ---------------
   TOTAL COMPUTERS & SERVICES                                              6,135
                                                                 ---------------
   Consumer Products -- 1.8%
      Nike, Cl B                                        18,000             1,366
                                                                 ---------------
   TOTAL CONSUMER PRODUCTS                                                 1,366
                                                                 ---------------
   Data Processing & Outsourced
      Services -- 1.8%
      Computer Sciences                                 25,000             1,310
                                                                 ---------------
   TOTAL DATA PROCESSING & OUTSOURCED
      SERVICES                                                             1,310
                                                                 ---------------
   Drugs -- 1.7%
      Mylan *                                           59,000             1,300
                                                                 ---------------
   TOTAL DRUGS                                                             1,300
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Educational Services -- 1.2%
      ITT Educational Services *                         9,000   $           910
                                                                 ---------------
   TOTAL EDUCATIONAL SERVICES                                                910
                                                                 ---------------
   Electronic Components & Equipment -- 3.2%
      Amphenol, Cl A                                    26,000             1,201
      Avnet *                                           37,000             1,183
                                                                 ---------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 2,384
                                                                 ---------------
   Engineering Services -- 1.7%
      URS *                                             25,000             1,284
                                                                 ---------------
   TOTAL ENGINEERING SERVICES                                              1,284
                                                                 ---------------
   Financial Services -- 1.5%
      T Rowe Price Group                                20,000             1,150
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                1,150
                                                                 ---------------
   Food, Beverage & Tobacco -- 4.7%
      Hormel Foods                                      26,000             1,060
      JM Smucker                                        22,000             1,344
      Sysco                                             35,000             1,104
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,508
                                                                 ---------------
   Home Improvement Retail -- 1.5%
      Home Depot                                        32,000             1,128
                                                                 ---------------
   TOTAL HOME IMPROVEMENT RETAIL                                           1,128
                                                                 ---------------
   Information Technology -- 7.8%
      BMC Software *                                    38,000             1,496
      Cognizant Technology Solutions, Cl A *            25,000             1,279
      eBay *                                            39,000               929
      Google, Cl A *                                     2,000             1,051
      Oracle                                            40,000             1,034
                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                            5,789
                                                                 ---------------
   Insurance -- 5.4%
      Aflac                                             30,000             1,529
      Principal Financial Group                         43,000             1,257
      Prudential Financial                              20,000             1,271
                                                                 ---------------
   TOTAL INSURANCE                                                         4,057
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Medical Products & Services -- 11.1%
      Becton Dickinson                                  18,000   $         1,375
      Hospira *                                         21,000             1,129
      Laboratory Corp of America *                      14,000             1,100
      Lincare Holdings *                                16,000               747
      Medtronic                                         22,000               961
      STERIS                                            21,000               699
      Varian Medical Systems *                          14,000               789
      Waters *                                          20,000             1,440
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       8,240
                                                                 ---------------
   Petroleum & Fuel Products -- 2.7%
      Cameron International *                           24,000               947
      Rowan *                                           35,000             1,043
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         1,990
                                                                 ---------------
   Retail -- 22.5%
      3M                                                11,000               975
      Bed Bath & Beyond *                               30,000             1,379
      Big Lots *                                        33,000             1,261
      Coach                                             27,000             1,127
      Dollar Tree *                                     20,000             1,214
      Gap                                               69,000             1,706
      Guess?                                            23,000             1,055
      Polo Ralph Lauren, Cl A                           13,000             1,169
      Ross Stores                                       25,000             1,400
      Target                                            23,000             1,308
      TJX                                               30,000             1,390
      WW Grainger                                       13,000             1,437
      Yum! Brands                                       30,000             1,273
                                                                 ---------------
   TOTAL RETAIL                                                           16,694
                                                                 ---------------
   Semi-Conductors & Instruments -- 5.5%
      Analog Devices                                    33,000               988
      Intel                                             50,000             1,141
      Micron Technology *                               90,000               842
      Texas Instruments                                 42,000             1,092
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     4,063
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Transportation Services -- 4.1%
      Bucyrus International, Cl A                       16,000   $         1,008
      Joy Global                                        16,000               909
      Union Pacific                                     15,000             1,135
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                           3,052
                                                                 ---------------
   TOTAL COMMON STOCK
      (COST $60,556 (000))                                                74,240
                                                                 ---------------
CASH EQUIVALENT -- 0.4%
   Hancock Horizon Government
      Money Market Fund, Trust
      Class Shares, 0.010% (A) (B)                     292,385               292
                                                                 ---------------
   TOTAL CASH EQUIVALENT
      (COST $292 (000))                                                      292
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.2%
      (COST $60,848 (000)) +                                     $        74,532
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $74,401 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL -- CLASS

+    AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,848
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,317 (000) AND $(633) (000), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-004-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
COMMON STOCK -- 98.8%
   Banks -- 5.1%
      Iberiabank                                        14,000   $           863
      Midsouth Bancorp                                  11,116               178
      Prosperity Bancshares                             20,000               784
      Southside Bancshares                              36,750               793
      Teche Holding                                      4,000               127
                                                                 ---------------
   TOTAL BANKS                                                             2,745
                                                                 ---------------
   Commercial Services -- 3.9%
      Comfort Systems USA                               60,000               845
      Rollins                                           35,000               761
      Team *                                            26,000               453
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES                                               2,059
                                                                 ---------------
   Computer & Electronics Retail -- 1.9%
      RadioShack                                        46,000               991
                                                                 ---------------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       991
                                                                 ---------------
   Computer Software -- 1.9%
      Manhattan Associates *                            35,000             1,003
                                                                 ---------------
   TOTAL COMPUTER SOFTWARE                                                 1,003
                                                                 ---------------
      Computers & Services -- 1.5%
         Adtran                                         29,000               776
                                                                 ---------------
   TOTAL COMPUTERS & SERVICES                                                776
                                                                 ---------------
   Containers & Packaging -- 1.7%
      Bway Holding *                                    45,000               890
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                              890
                                                                 ---------------
   Correctional Institutions -- 1.4%
      Geo Group *                                       35,000               741
                                                                 ---------------
   TOTAL CORRECTIONAL INSTITUTIONS                                           741
                                                                 ---------------
   Electrical Utilities -- 1.6%
      El Paso Electric *                                40,000               850
                                                                 ---------------
   TOTAL ELECTRICAL UTILITIES                                                850
                                                                 ---------------
   Engineering Services -- 3.0%
      Orion Marine Group *                              45,000               853
      Shaw Group *                                      20,000               766
                                                                 ---------------
   TOTAL ENGINEERING SERVICES                                              1,619
                                                                 ---------------
   Financial Services -- 1.6%
      Ezcorp, Cl A *                                    40,000               829
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                  829
                                                                 ---------------
   Food, Beverage & Tobacco -- 6.1%
      Cal-Maine Foods                                   23,000               768
      Flowers Foods                                     28,000               738

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Food, Beverage & Tobacco -- (continued)
      National Beverage                                 65,000   $           754
      Sanderson Farms                                   18,000             1,020
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,280
                                                                 ---------------
      Household Products -- 2.4%
      Tupperware Brands                                 25,000             1,277
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,277
                                                                 ---------------
   Insurance -- 4.3%
      Amerisafe *                                       40,000               684
      Infinity Property & Casualty                      18,000               830
      ProAssurance *                                    13,000               793
                                                                 ---------------
   TOTAL INSURANCE                                                         2,307
                                                                 ---------------
   Leasing & Renting -- 1.3%
      Aaron Rents                                       31,500               711
                                                                 ---------------
   TOTAL LEASING & RENTING                                                   711
                                                                 ---------------
   Manufacturing -- 1.9%
      AZZ                                               25,000             1,015
                                                                 ---------------
   TOTAL MANUFACTURING                                                     1,015
                                                                 ---------------
   Medical Products & Services -- 10.4%
      Cyberonics *                                      40,000               781
      Health Management Associates, Cl A *             110,000             1,025
      Immucor *                                         40,000               857
      LHC Group *                                       21,000               716
      Mednax *                                          15,000               824
      Sharps Compliance *                               75,000               501
      US Physical Therapy *                             48,000               842
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       5,546
                                                                 ---------------
   Metals & Mining -- 1.9%
      CARBO Ceramics                                    14,000             1,026
                                                                 ---------------
   TOTAL METALS & MINING                                                   1,026
                                                                 ---------------
   Office Furniture & Fixtures -- 3.3%
      SYKES Enterprises *                               35,000               795
      Tech Data *                                       23,000               987
                                                                 ---------------
   TOTAL OFFICE FURNITURE & FIXTURES                                       1,782
                                                                 ---------------
   Paper & Paper Products -- 4.7%
      Rock-Tenn, Cl A                                   17,000               877
      Schweitzer-Mauduit                                12,000               683
         International
      Temple-Inland                                     40,000               933
                                                                 ---------------
   TOTAL PAPER & PAPER PRODUCTS                                            2,493
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Petroleum & Fuel Products -- 14.3%
      Dril-Quip *                                       17,000   $           985
      Gulf Island Fabrication                           35,000               839
      Gulfmark Offshore, Cl A *                         25,000               862
      Hornbeck Offshore Services *                      30,000               734
      SEACOR Holdings *                                  9,000               757
      Stone Energy *                                    40,000               652
      Superior Energy Services *                        35,000               947
      W&T Offshore                                      90,000               852
      Walter Energy                                     12,000               970
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         7,598
                                                                 ---------------
   Real Estate Investment Trusts
      (REITs) -- 2.2%
      American Campus Communities                       24,000               676
      EastGroup Properties                              12,000               491
                                                                 ---------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                             1,167
                                                                 ---------------
   Retail -- 9.8%
      Brinker International                             45,000               833
      Carter's *                                        23,000               741
      Fossil *                                          26,000             1,011
      Hibbett Sports *                                  38,000             1,045
      Pool                                              30,000               736
      Sally Beauty Holdings *                           90,000               860
                                                                 ---------------
   TOTAL RETAIL                                                            5,226
                                                                 ---------------
   Semi-Conductors & Instruments -- 3.4%
      Diodes *                                          39,000               837
      Silicon Laboratories *                            20,000               967
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     1,804
                                                                 ---------------
   Telecommunication Services -- 1.4%
      Earthlink                                         84,000               758
                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                          758
                                                                 ---------------
   Transportation Services -- 3.4%
      Alamo Group                                       45,000             1,060
      Kirby *                                           18,000               758
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                           1,818
                                                                 ---------------
   Utilities -- 2.8%
      Cleco                                             30,000               822
      Powell Industries *                               20,000               672
                                                                 ---------------
   TOTAL UTILITIES                                                         1,494
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Wireless Telecommunication Services -- 1.6%
      Syniverse Holdings *                              42,000   $           843
                                                                 ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 843
                                                                 ---------------
   TOTAL COMMON STOCK
      (COST $41,157 (000))                                                52,648
                                                                 ---------------
CASH EQUIVALENT -- 1.7%
   Hancock Horizon Government
      Money Market Fund, Trust
      Class Shares, 0.010% (A) (B)                     922,381               922
                                                                 ---------------
   TOTAL CASH EQUIVALENT
      (COST $922 (000))                                                      922
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.5%
      (COST $42,079 (000)) +                                     $        53,570
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $53,304 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

+    AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,079
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,248 (000) AND $(757) (000), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-002-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
COMMON STOCK -- 104.3%
   Automotive -- 1.2%
      Ford Motor * (1)                                  21,300   $           277
                                                                 ---------------
   TOTAL AUTOMOTIVE                                                          277
                                                                 ---------------
   Banks -- 2.0%
      Bank of America                                    6,600               118
      JPMorgan Chase                                     5,400               230
      Trustmark                                          4,800               117
                                                                 ---------------
   TOTAL BANKS                                                               465
                                                                 ---------------
   Beauty Products -- 1.8%
      Estee Lauder, Cl A                                 3,500               231
      NBTY *                                             4,600               187
                                                                 ---------------
   TOTAL BEAUTY PRODUCTS                                                     418
                                                                 ---------------
   Cable/Media -- 1.3%
      DIRECTV, Cl A *                                    8,700               315
                                                                 ---------------
   TOTAL CABLE/MEDIA                                                         315
                                                                 ---------------
   Chemicals -- 7.2%
      Arch Chemicals                                     6,800               231
      Ashland                                            4,150               247
      Cabot                                              7,600               247
      HB Fuller (1)                                     10,100               237
      Lubrizol                                           2,600               235
      RPM International                                 10,900               241
      Schulman A                                         9,350               243
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,681
                                                                 ---------------
   Commercial Services -- 1.0%
      Service International                             26,000               234
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES                                                 234
                                                                 ---------------
   Computer & Electronics Retail -- 1.1%
      Best Buy                                           5,900               269
                                                                 ---------------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       269
                                                                 ---------------
   Computer Software -- 2.5%
      JDA Software Group *                              11,200               324
      Netscout Systems *                                18,000               261
                                                                 ---------------
   TOTAL COMPUTER SOFTWARE                                                   585
                                                                 ---------------
   Computers & Services -- 7.7%
      Arris Group * (1)                                 16,100               198
      Cisco Systems * (1)                               12,000               323
      EMC * (1)                                         14,200               270
      Hewlett-Packard (1)                                4,500               234
      International Business Machines (1)                2,200               284

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------

   Computers & Services -- (continued)
      Juniper Networks *                                11,400   $           324
      Western Digital * (1)                              4,590               188
                                                                 ---------------
   TOTAL COMPUTERS & SERVICES                                              1,821
                                                                 ---------------
   Consumer Products -- 1.4%
      Deckers Outdoor *                                  2,370               333
                                                                 ---------------
   TOTAL CONSUMER PRODUCTS                                                   333
                                                                 ---------------
   Drugs -- 5.4%
      McKesson (1)                                       3,900               253
      Mylan * (1)                                       17,800               392
      Par Pharmaceutical * (1)                          10,800               293
      Perrigo (1)                                        5,500               336
                                                                 ---------------
   TOTAL DRUGS                                                             1,274
                                                                 ---------------
   Educational Services -- 0.9%
      Corinthian Colleges *                             13,400               209
                                                                 ---------------
   TOTAL EDUCATIONAL SERVICES                                                209
                                                                 ---------------
   Engineering Services -- 1.0%
      URS *                                              4,600               236
                                                                 ---------------
   TOTAL ENGINEERING SERVICES                                                236
                                                                 ---------------
   Entertainment -- 2.9%
      Meredith (1)                                       6,300               227
      Viacom, Cl B *                                     6,600               233
      Washington Post, Cl B                                460               233
                                                                 ---------------
   TOTAL ENTERTAINMENT                                                       693
                                                                 ---------------
   Financial Services -- 2.7%
      Ameriprise Financial                               5,100               236
      Cash America International                         3,700               137
      NYSE Euronext                                      7,900               258
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                  631
                                                                 ---------------
   Food, Beverage & Tobacco -- 2.1%
      Sara Lee                                          15,800               225
      Tyson Foods, Cl A                                 12,800               251
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            476
                                                                 ---------------
   Home Furnishings -- 1.0%
      Leggett & Platt                                    9,850               242
                                                                 ---------------
   TOTAL HOME FURNISHINGS                                                    242
                                                                 ---------------
   Hotels & Lodging -- 1.8%
      Wyndham Worldwide                                 16,100               432
                                                                 ---------------
   TOTAL HOTELS & LODGING                                                    432
                                                                 ---------------
   Household Appliances -- 1.0%
      Helen of Troy *                                    8,250               223
                                                                 ---------------
   TOTAL HOUSEHOLD APPLIANCES                                                223
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Household Products -- 1.2%
      Whirlpool                                          2,550   $           278
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                  278
                                                                 ---------------
   Information Technology -- 2.1%
      Oracle                                             9,000               233
      SRA International, Cl A *                         11,400               263
                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                              496
                                                                 ---------------
   Machinery -- 2.4%
      Timken                                             8,200               288
      Watts Water Technologies, Cl A (1)                 7,600               270
                                                                 ---------------
   TOTAL MACHINERY                                                           558
                                                                 ---------------
   Managed Health Care -- 0.9%
      UnitedHealth Group                                 7,300               221
                                                                 ---------------
   TOTAL MANAGED HEALTH CARE                                                 221
                                                                 ---------------
   Manufacturing -- 2.1%
      AO Smith                                           4,500               232
      Thomas & Betts *                                   6,600               277
                                                                 ---------------
   TOTAL MANUFACTURING                                                       509
                                                                 ---------------
   Medical Products & Services -- 11.0%
      Amedisys *                                         3,700               213
      Cantel Medical                                     9,700               194
      Cardinal Health                                    5,900               205
      Health Net *                                       9,500               209
      Kinetic Concepts *                                 6,600               286
      Laboratory Corp of America *                       3,020               237
      Mettler-Toledo International *                     2,600               326
      Quest Diagnostics (1)                              4,100               234
      Teleflex                                           3,400               209
      Thermo Fisher Scientific *                         4,600               254
      WellPoint *                                        4,200               226
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,593
                                                                 ---------------
   Office Electronics -- 1.1%
      Xerox                                             23,600               257
                                                                 ---------------
   TOTAL OFFICE ELECTRONICS                                                  257
                                                                 ---------------
   Office Furniture & Fixtures -- 2.1%
      Tech Data *                                        5,800               249
      United Stationers *                                3,800               232
                                                                 ---------------
   TOTAL OFFICE FURNITURE & FIXTURES                                         481
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Paper & Paper Products -- 5.0%
      Buckeye Technologies * (1)                        21,000   $           297
      International Paper (1)                           11,000               294
      Schweitzer-Mauduit                                 4,400               250
         International (1)
      Sonoco Products                                   10,300               341
                                                                 ---------------
   TOTAL PAPER & PAPER PRODUCTS                                            1,182
                                                                 ---------------
   Printing & Publishing -- 2.1%
      Consolidated Graphics *                            5,600               235
      RR Donnelley & Sons (1)                           12,300               264
                                                                 ---------------
   TOTAL PRINTING & PUBLISHING                                               499
                                                                 ---------------
   Retail -- 18.9%
      Aeropostale *                                      8,250               240
      Brinker International (1)                         12,000               222
      Cabela's *                                        12,100               220
      Coach                                              5,900               246
      Cracker Barrel Old Country                         5,860               289
      Store
      Darden Restaurants                                 5,300               237
      DineEquity * (1)                                   6,700               276
      Gap                                               10,500               260
      Guess?                                             7,000               321
      Macy's                                            12,900               299
      Mattel                                             9,600               221
      PetSmart                                           7,100               235
      Polaris Industries                                 5,000               296
      Ross Stores (1)                                    5,200               291
      TJX                                                6,400               297
      Unifirst (1)                                       5,400               264
      Warnaco Group *                                    4,900               234
                                                                 ---------------
   TOTAL RETAIL                                                            4,448
                                                                 ---------------
   Semi-Conductors & Instruments -- 7.8%
      Altera                                             8,500               216
      CTS                                               19,450               204
      Diodes *                                          10,500               225
      Intel                                             10,500               240
      Micron Technology *                               17,900               167
      Skyworks Solutions *                              20,200               340
      Texas Instruments                                  8,400               219
      Xilinx (1)                                         8,250               213
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     1,824
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Wholesale -- 1.6%
      AmerisourceBergen, Cl A (1)                       11,800   $           364
                                                                 ---------------
   TOTAL WHOLESALE                                                           364
                                                                 ---------------
   TOTAL COMMON STOCK
      (COST $20,592 (000))                                                24,524
                                                                 ---------------
CASH EQUIVALENTS (A) -- 6.3%
      Federated Prime Obligations
         Fund, Cl I, 0.140%                            545,410               545
      SEI Daily Income Prime
         Obligation Fund,
         Cl A, 0.080%                                  926,115               926
                                                                 ---------------
   TOTAL CASH EQUIVALENTS
      (COST $1,471 (000))                                                  1,471
                                                                 ---------------
   TOTAL INVESTMENTS -- 110.6%
      (COST $22,063 (000)) +                                              25,995
                                                                 ---------------
SECURITIES SOLD SHORT -- (8.0)%
COMMON STOCK -- (8.0)%
   Aerospace & Defense -- (0.4)%
      Aerovironment *                                   (2,150)              (56)
      Cubic                                               (820)              (31)
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                                 (87)
                                                                 ---------------
   Agriculture -- (0.1)%
      Monsanto                                            (440)              (28)
                                                                 ---------------
   TOTAL AGRICULTURE                                                         (28)
                                                                 ---------------
   Beverages -- (0.2)%
      Constellation Brands, Cl A *                      (3,100)              (57)
                                                                 ---------------
   TOTAL BEVERAGES                                                           (57)
                                                                 ---------------
   Commercial Services -- (0.4)%
      Clean Harbors *                                     (800)              (51)
      Tetra Tech *                                      (1,300)              (31)
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES                                                 (82)
                                                                 ---------------
   Computer Software -- (0.4)%
      EPIQ Systems *                                    (4,000)              (48)
      Tyler Technologies *                              (2,500)              (43)
                                                                 ---------------
   TOTAL COMPUTER SOFTWARE                                                   (91)
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Computers & Services -- (0.6)%
      Fidelity National Information
         Services                                       (2,100)  $           (55)
      Global Payments                                   (1,100)              (47)
      Intermec *                                        (2,300)              (27)
                                                                 ---------------
   TOTAL COMPUTERS & SERVICES                                               (129)
                                                                 ---------------
   Correctional Institutions -- (0.1)%
      Corrections Corp of America *                     (1,500)              (31)
                                                                 ---------------
   TOTAL CORRECTIONAL INSTITUTIONS                                           (31)
                                                                 ---------------
   Data Processing & Outsourced
      Services -- (0.7)%
      Dun & Bradstreet                                    (800)              (61)
      FTI Consulting *                                  (2,500)             (103)
                                                                 ---------------
   TOTAL DATA PROCESSING & OUTSOURCED
      SERVICES                                                              (164)
                                                                 ---------------
   E-Commerce -- (0.1)%
      Blue Nile *                                         (520)              (28)
                                                                 ---------------
   TOTAL E-COMMERCE                                                          (28)
                                                                 ---------------
   Electronic Components &
      Equipment -- (0.1)%
      MTS Systems                                       (1,000)              (30)
                                                                 ---------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                   (30)
                                                                 ---------------
   Engineering Services -- (0.5)%
      Aecom Technology *                                (2,100)              (63)
      Quanta Services *                                 (2,600)              (52)
                                                                 ---------------
   TOTAL ENGINEERING SERVICES                                               (115)
                                                                 ---------------
   Financial Services -- (0.3)%
      optionsXpress Holdings *                          (3,200)              (57)
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                  (57)
                                                                 ---------------
   Food, Beverage & Tobacco -- (0.1)%
      Molson Coors Brewing, Cl B                          (680)              (30)
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            (30)
                                                                 ---------------
   Health Care Equipment -- (0.1)%
      Beckman Coulter                                     (500)              (31)
                                                                 ---------------
   TOTAL HEALTH CARE EQUIPMENT                                               (31)
                                                                 ---------------
   Information Technology -- (0.1)%
      NCI, Cl A *                                       (1,100)              (31)
                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                              (31)
                                                                 ---------------
   Insurance -- (0.6)%
      Employers Holdings                                (6,300)             (104)
      Tower Group                                       (1,400)              (32)
                                                                 ---------------
   TOTAL INSURANCE                                                          (136)
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Insurance Brokers -- (0.3)%
      Arthur J Gallagher                                (1,800)  $           (47)
      eHealth *                                         (2,000)              (28)
                                                                 ---------------
   TOTAL INSURANCE BROKERS                                                   (75)
                                                                 ---------------
   Machinery -- (0.1)%
      ESCO Technologies                                   (940)              (29)
                                                                 ---------------
   TOTAL MACHINERY                                                           (29)
                                                                 ---------------
   Medical Products & Services -- (0.7)%
      DENTSPLY International                            (1,400)              (51)
      ICU Medical *                                     (1,500)              (53)
      Masimo                                            (1,600)              (38)
      Merit Medical Systems *                           (1,900)              (31)
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        (173)
                                                                 ---------------
   Metals & Mining -- (0.1)%
      Encore Wire                                       (1,400)              (31)
                                                                 ---------------
   TOTAL METALS & MINING                                                     (31)
                                                                 ---------------
   Petroleum & Fuel Products -- (0.4)%
      Cabot Oil & Gas                                     (760)              (27)
      Comstock Resources *                                (860)              (28)
      Range Resources                                     (600)              (29)
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           (84)
                                                                 ---------------
   Petroleum Refining -- (0.5)%
      Frontier Oil                                      (4,200)              (64)
      Tesoro                                            (3,800)              (50)
                                                                 ---------------
   TOTAL PETROLEUM REFINING                                                 (114)
                                                                 ---------------
   Retail -- (0.2)%
      Spartan Stores                                    (2,820)              (42)
                                                                 ---------------
   TOTAL RETAIL                                                              (42)
                                                                 ---------------
   Semi-Conductors & Instruments -- (0.4)%
      Cymer *                                           (1,400)              (48)
      FEI *                                             (2,100)              (47)
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       (95)
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Transportation Services -- (0.5)%
      Arkansas Best                                     (1,800)  $           (55)
                                                          (900)              (54)
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                            (109)
                                                                 ---------------
   TOTAL COMMON STOCK
      (PROCEEDS $(1,812) (000))                                           (1,879)
                                                                 ---------------
   TOTAL SECURITIES SOLD SHORT -- (8.0)%
      (PROCEEDS $(1,812) (000))                                  $        (1,879)
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $23,510 (000).

*    NON-INCOME PRODUCING SECURITY.

(1) ALL OR A PORTION OF THIS SECURITY HAS BEEN HELD IN A SEGREGATED ACCOUNT AS COLLATERAL FOR SECURITIES SOLD SHORT.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL - CLASS
NY - NEW YORK

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS (EXCLUDING SECURITIES SOLD SHORT) WAS $22,063 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,158 (000) AND $(226) (000), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS AND SECURITIES SOLD SHORT ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-005-0400

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
COMMON STOCK -- 91.5%
   Australia -- 2.7%
      BHP Billiton ADR                                  16,800   $         1,223
                                                                 ---------------
   TOTAL AUSTRALIA                                                         1,223
                                                                 ---------------
   Austria -- 5.8%
      Conwert Immobilien Invest                         47,500               547
      Erste Group Bank                                  24,300             1,078
      Schoeller-Bleckmann
         Oilfield Equipment                             19,700             1,028
                                                                 ---------------
   TOTAL AUSTRIA                                                           2,653
                                                                 ---------------
   Bermuda -- 1.8%
      Everest Re Group                                  10,700               820
                                                                 ---------------
   TOTAL BERMUDA                                                             820
                                                                 ---------------
   Brazil -- 7.0%
      Amil Participacoes                               117,100               964
      Banco Bradesco ADR                                42,730               796
      Itau Unibanco Holding                             38,610               837
      Petroleo Brasileiro ADR                           13,800               585
                                                                 ---------------
   TOTAL BRAZIL                                                            3,182
                                                                 ---------------
   Canada -- 1.2%
      Rogers Communications, Cl B                       14,900               531
                                                                 ---------------
   TOTAL CANADA                                                              531
                                                                 ---------------
   China -- 9.4%
      Anhui Conch Cement, Cl H                         172,000               549
      China Merchants Bank, Cl H                       299,000               733
      China Oilfield Services, Cl H                    234,000               326
      China Shipping Container
         Lines, Cl H                                   814,000               338
      Industrial & Commercial
         Bank of China                                 581,000               423
      Mindray Medical
         International ADR                              26,400             1,009
      Weichai Power, Cl H                              112,500               920
                                                                 ---------------
   TOTAL CHINA                                                             4,298
                                                                 ---------------
   Colombia -- 1.5%
      BanColombia ADR                                   15,000               701
                                                                 ---------------
   TOTAL COLOMBIA                                                            701
                                                                 ---------------
   Czech Republic -- 0.5%
      Komercni Banka                                     1,200               246
                                                                 ---------------
   TOTAL CZECH REPUBLIC                                                      246
                                                                 ---------------
   France -- 3.3%
      BNP Paribas                                       12,573               863
      Societe Generale                                  12,268               654
                                                                 ---------------
   TOTAL FRANCE                                                            1,517
                                                                 ---------------

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Germany -- 0.9%
      BASF                                               6,700   $           389
                                                                 ---------------
   TOTAL GERMANY                                                             389
                                                                 ---------------
   Hong Kong -- 3.0%
      Orient Overseas International                    179,200             1,363
                                                                 ---------------
   TOTAL HONG KONG                                                         1,363
                                                                 ---------------
   India -- 1.4%
      ICICI Bank ADR                                    15,200               646
                                                                 ---------------
   TOTAL INDIA                                                               646
                                                                 ---------------
   Ireland -- 2.5%
      ICON ADR *                                        39,700             1,158
                                                                 ---------------
   TOTAL IRELAND                                                           1,158
                                                                 ---------------
   Japan -- 8.6%
      Denso                                             32,500               948
      Hitachi                                          150,000               659
      Kubota                                            43,000               377
      Nippon Steel                                     266,000               943
      Secom                                             23,300             1,011
                                                                 ---------------
   TOTAL JAPAN                                                             3,938
                                                                 ---------------
   Mexico -- 0.9%
      Grupo Elektra                                      9,000               426
                                                                 ---------------
   TOTAL MEXICO                                                              426
                                                                 ---------------
   Netherlands -- 5.5%
      Core Laboratories                                  8,100             1,214
      KONINKLIJKE KPN                                   40,100               601
      Royal Dutch Shell, Cl A                           22,352               700
                                                                 ---------------
   TOTAL NETHERLANDS                                                       2,515
                                                                 ---------------
   Norway -- 5.6%
      DnB                                              104,100             1,231
      Norsk Hydro                                       73,700               576
      StatoilHydro ADR                                  31,300               757
                                                                 ---------------
   TOTAL NORWAY                                                            2,564
                                                                 ---------------
   Singapore -- 2.0%
      United Industrial                                593,200               898
                                                                 ---------------
   TOTAL SINGAPORE                                                           898
                                                                 ---------------
   South Korea -- 2.5%
      Hanjin Shipping *                                 18,137               532
      POSCO ADR                                          5,300               594
                                                                 ---------------
   TOTAL SOUTH KOREA                                                       1,126
                                                                 ---------------
   Spain -- 1.9%
      Mapfre                                           266,117               870
                                                                 ---------------
   TOTAL SPAIN                                                               870
                                                                 ---------------
   Sweden -- 1.1%
      Telefonaktiebolaget LM
         Ericsson ADR                                   42,100               484
                                                                 ---------------
   TOTAL SWEDEN                                                              484
                                                                 ---------------

SCHEDULE OF INVESTMENTS

                                                      APRIL 30, 2010 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                      VALUE
DESCRIPTION                                         SHARES            (000)
-----------                                    ---------------   ---------------
   Switzerland -- 6.6%
      Credit Suisse Group                               18,100   $           827
      Novartis                                          13,100               666
      Roche Holding                                      5,400               851
      Transocean *                                       9,300               674
                                                                 ---------------
   TOTAL SWITZERLAND                                                       3,018
                                                                 ---------------
   Turkey -- 2.3%
      Akbank                                           117,200               590
      Turkiye Garanti Bankasi                           89,600               435
                                                                 ---------------
   TOTAL TURKEY                                                            1,025
                                                                 ---------------
   United Kingdom -- 12.2%
      ARM Holdings ADR                                 136,100             1,555
      Diageo                                            52,632               898
      HSBC Holdings                                     74,282               757
      Rio Tinto ADR                                     24,200             1,231
      Shire                                             51,600             1,137
                                                                 ---------------
   TOTAL UNITED KINGDOM                                                    5,578
                                                                 ---------------
   United States -- 1.3%
      Carnival                                          14,000               584
                                                                 ---------------
   TOTAL UNITED STATES                                                       584
                                                                 ---------------
   TOTAL COMMON STOCK
      (COST $35,327 (000))                                                41,753
                                                                 ---------------
EXCHANGE TRADED FUNDS -- 4.2%
      iShares MSCI EAFE Index Fund                      23,100             1,258
      iShares MSCI United Kingdom
         Index Fund                                     42,100               670
                                                                 ---------------
   TOTAL EXCHANGE TRADED
      FUNDS (COST $1,967)                                                  1,928
                                                                 ---------------
CASH EQUIVALENTS (A) -- 5.0%
   Dreyfus Government Cash
      Management, 0.030%                             1,033,389             1,033
   Hancock Horizon Government
      Money Market Fund, Trust
      Class Shares, 0.010% (B)                       1,260,918             1,261
                                                                 ---------------
   TOTAL CASH EQUIVALENTS
      (COST $2,294 (000))                                                  2,294
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.7%
      (COST $39,588 (000)) +                                     $        45,975
                                                                 ---------------

PERCENTAGES ARE BASED ON NET ASSETS $45,657 (000).

* NON-INCOME PRODUCING SECURITY.

(A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(B) INVESTMENT IN AFFILIATED COMPANY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
EAFE -- EUROPE, AUSTRALASIA AND THE FAR EAST
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL

+    AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,588
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,299 (000) AND $(912) (000), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE (000):

INVESTMENTS IN SECURITIES         LEVEL 1   LEVEL (1) LEVEL 3    TOTAL
-------------------------         -------   -------   -------   ------
Common Stock
   Australia                       $1,223     $  --     $--     $1,223
   Austria                             --     2,653      --      2,653
   Bermuda                            820        --      --        820
   Brazil                           3,182        --      --      3,182
   Canada                             531        --      --        531
   China                            1,009     3,289      --      4,298
   Columbia                           701        --      --        701
   Czech Republic                      --       246      --        246
   France                              --     1,517      --      1,517
   Gremany                             --       389      --        389
   Hong Kong                           --     1,363      --      1,363
   India                              646        --      --        646
   Ireland                          1,158        --      --      1,158
   Japan                               --     3,938      --      3,938
   Mexico                             426        --      --        426
   Netherlands                      1,214     1,301      --      2,515
   Norway                             757     1,807              2,564
   Singapore                           --       898      --        898
   South Korea                      1,126        --      --      1,126
   Spain                               --       870      --        870
   Sweden                             484        --      --        484
   Switzerland                      2,167       851      --      3,018
   Turkey                              --     1,025      --      1,025
   United Kingdom                   2,786     2,792              5,578
   United States                      584        --      --        584
Exchange Traded Funds               1,928        --      --      1,928
Cash Equivalents                    2,294        --      --      2,294
                                  -------   -------     ---    -------
TOTAL INVESTMENTS IN SECURITIES   $23,036   $22,939     $--    $45,975
                                  =======   =======     ===    =======

(1) Represents securities traded prmarily outside the United States, the values of which were adjusted as a result of signaficant market movements following the close of local trading.


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HHF-QH-003-0400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 3a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d- 15(b) under the securitied Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2010